Loans and borrowings	12 Months Ended
Dec. 31, 2020
Debt instruments held [abstract]
Disclosure of loans and advances to banks [text block]
15	Loans and borrowings

The loans and borrowings include the following:

	As of December 31
in 000€	2020	2019	2018
K€35,000 EIB bank loan	35,000	35,000	10,000
K€28,000 acquisition bank loan	18,621	21,612	24,576
K€18,000 secured bank loans	17,013	17,429	17,739
K€12,300 bank loans ACTech	10,470	11,850	12,300
K€9,050 other facility loans	2,910	3,599	4,299
Bank investment loans - top 20 outstanding	17,280	22,132	23,801
Bank investment loans - other	2,681	4,429	3,808
Lease liabilities (2018: Finance leases)	10,624	9,876	6,809
Institutional loan	353	824	1,492
Convertible bonds	−	1,000	1,000
Related party loan	158	187	214
Total loans and borrowings	115,110	127,938	106,038
Current	17,523	16,838	13,598
Non-Current	97,588	111,100	92,440

K€35,000 EIB bank loan

On December 20, 2017 the Group entered into a finance contract with the European Investment Bank, or EIB, to finance future research and development programs. As part of a first tranche, an amount of K€10,000 was drawn in the course of 2018. The agreement foresees a first two-year period without loan reimbursements. Loans under the contract are made at a fixed rate, based on the Euribor rate at the time of the borrowing, plus a variable margin. The interest rate for this loan is 2.40%. The contract contains customary security, covenants and undertakings. A second tranche of K€25,000 was drawn in the course of 2019 with an interest rate of 2.72%.

On June 29, 2020, the European Investment Bank has temporarily waived the compliance obligation of the covenants “Total gross Debt to Adjusted EBITDA” (until 31 December 2022), and “Adjusted EBITDA to Net financial charges” (until 31 December 2020) under the condition that the covenant Total net debt to Adjusted EBITDA will be met for the period. In addition, the European Investment Bank agreed not to recalculate the interest rate until 3 January 2022 for the first tranche and until 17 January 2022 for the second tranche. Finally, the European Investment Bank waived “the subsidiary financial indebtedness” for the calculation period ending on 30 June 2020. For the periods thereafter this covenant has been eased. These covenants have been waived in order to allow the Group to continue investing in its growth programs, even under stressed COVID-19 scenarios, without breaching the covenants.

K€28,000 Acquisition loan

This bank loan has been concluded in October 2017 to finance the acquisition of ACTech. The loan includes a portion of K€18,000 reimbursable monthly during seven years, and a bullet portion of K€10,000, reimbursable at once in October 2024. The interest rate is fixed for the duration of the loan, and amounts to 1.1% on average for both portions. The bank loans are secured with a business pledge mandate, a share pledge on Materialise Germany GMBH, and debt covenants.

K€18,000 secured bank loans

The K€18,000 loan has been concluded in 2016 in two agreements to finance the construction of new facilities in Leuven (Belgium) and in Poland, both maturing in 2032. The agreement for the Belgian facility financing amounts to K€12,000; drawn per end 2020: K€11,739 (drawn per end 2019: K€11,739; per end 2018 K€11,739), and with reimbursements only starting in December 2022. The agreement for the Polish facility financing amounts to K€6,000 (fully drawn per end of 2017), and reimbursements have started in June 2019. The average interest rate of both agreements amounts to 1.2%. The bank loan is secured with a mortgage mandate on the Belgian facility buildings.

K€12,300 bank loans

In March 2018, three bank loans originating from the acquired ACTech Group were refinanced entirely for the amount of K€9,300, with adjusted maturity to May 2025 and first reimbursements in August 2020. The interest rate has been fixed at approximately 1.6%, and pledges including a K€4,650 mortgage on ACTech’s facilities and a guarantee of Materialise NV. In addition, a new investment credit of K€3,000 was obtained in June 2018, repayable as from January 2019 and with a fixed interest rate of 1.5%.

K€9,050 - Other facility loans

Three facility loans were contracted in 2005, 2006 and 2012 for the construction of Leuven office and production facilities (K€2,000, K€300 and K€5,000, respectively) and another loan for the Czech Republic offices in 2008 (K€1,750). The balance of the four loans amounts to K€2,910 per December 31, 2020. All loans have a repayment schedule of K€15 years and interest rates are fixed between 4.3% and 5.4% for the four loans.

Miscellaneous investment loans

The 20 largest of these loans outstanding as at December 31, 2020 amount to a balance of K€17,280. They have been agreed in 2020 and in the years before to finance various investments in machinery, printers, equipment, and software tools. The vast majority of the loans have a reimbursement period over seven years, and are at fixed interest rates with weighted average below 1%.

K€10,624 Lease liabilities included lease with related party

The Group has several lease obligations mainly with financial institutions and related to the financing of buildings and various other items of plant and equipment such as 3D printers. As at December 31, 2020 the balance of these lease agreements amounts to K€10,624, and are mostly at fixed interest rates with weighted average below 2%. The subsidiary Engimplan rents the office and production building from a related party for an initial term of 10 years, with an extension option for an additional 10 years (assessed not to be reasonably certain to be exercised). The lease has been accounted for under IFRS 16 resulting in a lease liability at December 31, 2020 of K€414.

The total cash outflow from the lease liabilities amounts to K€3,640 in 2020, K€5,283 in 2019 and K€3,102 in 2018.

K€2,000 institutional loan

This loan was contracted with a governmental institution in Germany to finance the production operations of Materialise Germany for a maximum amount of K€2,000. The loan is repayable over a four year period, starting as of September 2017 with a fixed interest rate of 0.25% payable per quarter. As at December 31, 2020 K€2,000 has been drawn with an outstanding balance of K€353.

K€1,000 convertible bond with related party

On October 9, 2020, 1,000 convertible bonds with a related party for a total amount of K€1,000 were converted to 509,904 shares.

Related party loan

Lunebeke NV, a related party of the Group as discussed in Note 26, has granted the Group a loan at fixed interest rate of 4.23% that matures in 2025. The purpose of the loan is to finance the purchase of a building in France. The amount outstanding as of December 31, 2020 is K€158 (2019: K€187; 2018: K€214). The interest expense for the year ended December 31, 2020 is K€7 (2019:K€9; 2018: K€10).

Changes of liabilities for financing activities:

The following table presents the changes of the liabilities for financing activities:

	For the year ended December 31
in 000€	2020	2019	2018
At January 1,	127,938	106,038	94,557
Proceeds from loans & borrowings	−	29,000	32,554
Repayment of loans & borrowings	(13,736)	(12,126)	(18,820)
New leases	4,626	8,326	792
Repayment of leases	(3,640)	(5,283)	(3,102)
Loans acquired from business combination	−	2,076	−
Net foreign exchange movements	(78)	(92)	57
At December 31,	115,110	127,938	106,038